Condensed financial information of the Company	6 Months Ended
Sep. 30, 2025
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of the Company

17.	Condensed financial information of the Company

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of
	September 30, 2025	March 31, 2025
	(Unaudited)	(Audited)
ASSETS
Current assets:
Cash and cash equivalents	$62,589	$207,511
Deferred expenses	52,500	52,500
Amounts due from subsidiaries	3,719,870	3,701,752
Amounts due from related parties	6,408	93,686
Investment in subsidiaries	10,546,992	10,595,038
TOTAL ASSETS	$14,388,359	$14,650,487
LIABILITIES
Current liabilities:
Amounts due to related parties	—	7,107
Accrued expenses and liabilities	539,415	297,405
Promissory note to related parties	1,000,000	600,000
TOTAL LIABILITIES	$1,539,415	$904,512

SHAREHOLDERS’ EQUITY:
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 15,929,451 and 15,929,451 shares issued and outstanding as of September 30, 2025 and March 31, 2025, respectively	3,186	3,186
Preferred shares, par value $0.0002 per share, 5,000,000 shares authorized; 1,000,000 and 0 shares issued and outstanding as of September 30, 2025 and March 31, 2025, respectively	200	—
Additional paid-in capital	17,872,027	17,872,227
Statutory reserve	40,590	40,590
Accumulated Deficit	(5,233,002)	(4,232,288)
Accumulated other comprehensive income/(loss)	165,943	62,260
TOTAL SHAREHOLDERS’ EQUITY	$12,848,944	$13,745,975
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$14,388,359	$14,650,487

Condensed statements of income

	For the six months ended September 30,
	2025	2024
Revenue	$—	$—
Cost of revenue	—	—
Gross profit	—	—
Operating expenses:
General and administrative expenses	$(736,072)	$(849,946)
Share of profit in subsidiaries	(151,728)	(2,086,395)
Others, net	(112,914)	(93)
(Loss)/Income before income tax provision	(1,000,714)	(2,936,434)
Provision for income tax	—	—
Net (loss)/profit	$(1,000,714)	$(2,936,434)

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Condensed statements of comprehensive income

	For the six months ended September 30,
	2025	2024
Net loss	$(1,000,714)	$(2,936,434)
Other comprehensive loss	103,683	195,024
Total comprehensive loss	$(897,031)	$(2,741,410)

Condensed cash flow

	For the six months ended September 30,
	2025	2024
Net cash used in operating activities	$(544,922)	$(236,355)
Net cash used in investing activities	—	—
Net cash provided by financing activities	400,000	100,115
Net cash outflow	$(144,922)	$(136,240)

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs.

The parent company records its investment in its subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIE” and their respective profit or loss as “Share of profit in subsidiaries and VIE” on the condensed statements of income. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in subsidiaries and VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIE or is otherwise committed to provide further financial support. If the subsidiaries and VIE subsequently report net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statement.